Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XVII
Entity Central Index Key	0000867969
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000006994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class R6
Trading Symbol	MIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2026, Class R6 shares of the MFS International Equity Fund (fund) provided a total return of 8.40%, at net asset value. This compares with a return of 20.23% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Favorable stock selection within the energy sector was a top contributor to the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the information technology, industrials, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.40%	7.44%	10.13%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	20.23%	9.05%	9.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 28,829,518,929
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 176,624,688	[1]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	28,829,518,929	Total Management Fee ($)#:	176,624,688
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%
Issuer country weightings
Japan	19.4%
France	17.8%
United Kingdom	15.7%
Switzerland	12.7%
Germany	6.1%
Taiwan	4.4%
Ireland	3.9%
Italy	3.4%
Spain	2.3%
Other Countries	14.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000238582 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class I
Trading Symbol	MIEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2026, Class I shares of the MFS International Equity Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 20.23% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Favorable stock selection within the energy sector was a top contributor to the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the information technology, industrials, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.30%	11.63%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	20.23%	15.69%
*	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 28,829,518,929
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 176,624,688	[2]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	28,829,518,929	Total Management Fee ($)#:	176,624,688
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%
Issuer country weightings
Japan	19.4%
France	17.8%
United Kingdom	15.7%
Switzerland	12.7%
Germany	6.1%
Taiwan	4.4%
Ireland	3.9%
Italy	3.4%
Spain	2.3%
Other Countries	14.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000238581 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class A
Trading Symbol	MIEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2026, Class A shares of the MFS International Equity Fund (fund) provided a total return of 8.02%, at net asset value. This compares with a return of 20.23% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Favorable stock selection within the energy sector was a top contributor to the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the information technology, industrials, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.02%	11.35%
A with initial sales charge (5.75%)	1.81%	9.42%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	20.23%	15.69%
*	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 28,829,518,929
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 176,624,688	[3]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	28,829,518,929	Total Management Fee ($)#:	176,624,688
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%
Issuer country weightings
Japan	19.4%
France	17.8%
United Kingdom	15.7%
Switzerland	12.7%
Germany	6.1%
Taiwan	4.4%
Ireland	3.9%
Italy	3.4%
Spain	2.3%
Other Countries	14.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.